Horizon Core Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 92.0%		Shares	Value
Aerospace & Defense - 2.8%
General Dynamics Corp.		1,193	$425,961
General Electric Co.		1,787	611,618
Howmet Aerospace, Inc.		1,368	359,141
L3Harris Technologies, Inc.		970	353,604
Lockheed Martin Corp.		647	425,778
Northrop Grumman Corp.		618	447,667
RTX Corp.		3,008	609,481
			3,233,250

Air Freight & Logistics - 0.3%
FedEx Corp.		1,004	388,548

Automobiles - 1.6%
Ford Motor Co.		39,806	560,867
General Motors Co.		8,406	661,636
Tesla, Inc. (a)		1,380	555,464
			1,777,967

Banks - 2.9%
Bank of America Corp.		16,733	833,806
Citigroup, Inc.		4,802	529,132
JPMorgan Chase & Co.		3,144	944,143
PNC Financial Services Group, Inc.		1,169	248,237
US Bancorp		5,215	285,052
Wells Fargo & Co.		5,813	473,469
			3,313,839

Beverages - 1.7%
Coca-Cola Co.		11,132	907,926
Monster Beverage Corp. (a)		4,430	377,879
PepsiCo, Inc.		4,137	702,214
			1,988,019

Biotechnology - 2.1%
AbbVie, Inc.		4,337	1,006,531
Amgen, Inc.		939	364,482
Gilead Sciences, Inc.		3,352	499,280
Regeneron Pharmaceuticals, Inc.		342	267,331
Vertex Pharmaceuticals, Inc. (a)		396	196,745
			2,334,369

Broadline Retail - 1.2%
Amazon.com, Inc. (a)		6,408	1,345,680

Building Products - 0.3%
Trane Technologies PLC		823	380,489

Capital Markets - 3.4%
Bank of New York Mellon Corp.		2,429	289,294
Blackrock, Inc.		367	390,205
Charles Schwab Corp.		6,216	591,763
CME Group, Inc.		1,017	324,931
Goldman Sachs Group, Inc.		401	344,688
Intercontinental Exchange, Inc.		1,629	267,368
Moody's Corp.		554	264,585
Morgan Stanley		2,976	495,534
Nasdaq, Inc.		2,741	240,057
Robinhood Markets, Inc. - Class A (a)		2,542	192,811
S&P Global, Inc.		946	418,018
			3,819,254

Chemicals - 0.8%
Corteva, Inc.		3,559	285,147
Linde PLC		765	388,681
Sherwin-Williams Co.		643	233,146
			906,974

Commercial Services & Supplies - 0.6%
Republic Services, Inc.		1,419	324,951
Waste Management, Inc.		1,596	384,381
			709,332

Communications Equipment - 1.1%
Arista Networks, Inc. (a)		2,968	396,228
Cisco Systems, Inc.		8,910	707,989
Motorola Solutions, Inc.		246	118,636
			1,222,853

Consumer Finance - 0.6%
American Express Co.		2,029	626,758

Consumer Staples Distribution & Retail - 3.0%
Costco Wholesale Corp.		1,164	1,176,560
Walmart, Inc.		17,671	2,261,004
			3,437,564

Diversified Telecommunication Services - 0.3%
AT&T, Inc.		5,408	151,478
Verizon Communications, Inc.		2,803	140,542
			292,020

Electric Utilities - 1.8%
American Electric Power Co., Inc.		3,967	530,864
Constellation Energy Corp.		1,364	449,956
Duke Energy Corp.		4,004	523,923
NextEra Energy, Inc.		6,206	581,937
			2,086,680

Electrical Equipment - 1.0%
AMETEK, Inc.		1,363	326,057
Eaton Corp. PLC		641	240,965
GE Vernova, Inc.		591	516,297
			1,083,319

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A		2,543	371,431
Corning, Inc.		1,339	201,359
TE Connectivity PLC		430	98,964
			671,754

Entertainment - 0.7%
Netflix, Inc. (a)		5,170	497,561
Walt Disney Co.		1,448	153,546
Warner Bros Discovery, Inc. (a)		4,931	138,906
			790,013

Financial Services - 3.7%
Berkshire Hathaway, Inc. - Class B (a)		4,947	2,497,988
Mastercard, Inc. - Class A		2,009	1,039,075
Visa, Inc. - Class A		2,202	704,948
			4,242,011

Ground Transportation - 1.0%
CSX Corp.		8,000	341,520
Uber Technologies, Inc. (a)		5,966	449,956
Union Pacific Corp.		1,427	378,126
			1,169,602

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories		3,968	461,677
Boston Scientific Corp. (a)		3,434	263,903
Edwards Lifesciences Corp. (a)		1,349	116,648
Intuitive Surgical, Inc. (a)		811	408,347
Medtronic PLC		3,338	325,989
Stryker Corp.		570	220,852
			1,797,416

Health Care Providers & Services - 1.9%
Cardinal Health, Inc.		580	132,953
Cencora, Inc.		391	145,507
Cigna Group		410	118,826
CVS Health Corp.		3,394	271,181
Elevance Health, Inc.		575	184,000
HCA Healthcare, Inc.		618	327,355
McKesson Corp.		236	233,019
UnitedHealth Group, Inc.		2,381	698,276
			2,111,117

Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.		170	720,689
DoorDash, Inc. - Class A (a)		2,039	359,822
McDonald's Corp.		2,610	890,167
			1,970,678

Household Products - 1.0%
Procter & Gamble Co.		6,939	1,160,201

Industrial Conglomerates - 0.7%
3M Co.		1,628	269,141
Honeywell International, Inc.		2,012	490,103
			759,244

Insurance - 2.1%
Allstate Corp.		1,224	262,572
Aon PLC - Class A		764	256,299
Chubb Ltd.		1,546	526,970
Hartford Insurance Group, Inc.		1,756	247,297
Marsh & McLennan Cos., Inc.		1,593	297,477
Progressive Corp.		2,145	458,301
Travelers Cos., Inc.		1,020	314,813
			2,363,729

Interactive Media & Services - 9.0%
Alphabet, Inc. - Class A (b)		27,027	8,425,937
Meta Platforms, Inc. - Class A		2,787	1,806,478
			10,232,415

IT Services - 0.4%
Accenture PLC - Class A		973	203,085
International Business Machines Corp.		1,163	279,364
			482,449

Life Sciences Tools & Services - 0.5%
Danaher Corp.		1,366	287,734
Thermo Fisher Scientific, Inc.		636	331,426
			619,160

Machinery - 1.3%
Caterpillar, Inc.		851	632,148
Cummins, Inc.		739	431,480
Parker-Hannifin Corp.		426	429,911
			1,493,539

Media - 0.1%
Comcast Corp. - Class A		4,011	124,180
Versant Media Group, Inc. (a)		171	5,698
			129,878

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.		5,597	381,044
Newmont Corp.		4,772	620,360
			1,001,404

Oil, Gas & Consumable Fuels - 4.1%
Chevron Corp.		5,940	1,109,354
ConocoPhillips		4,165	472,561
EOG Resources, Inc.		1,995	247,540
Exxon Mobil Corp.		11,345	1,730,112
Kinder Morgan, Inc.		8,978	298,698
Marathon Petroleum Corp.		1,166	231,113
Valero Energy Corp.		1,185	242,498
Williams Cos., Inc.		4,141	309,416
			4,641,292

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.		4,822	300,748
Eli Lilly & Co.		1,413	1,486,462
Johnson & Johnson		6,606	1,641,129
Merck & Co., Inc.		7,219	893,856
Pfizer, Inc.		14,555	402,446
Zoetis, Inc.		849	111,304
			4,835,945

Professional Services - 0.2%
Automatic Data Processing, Inc.		963	206,429

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)		1,432	211,449

Semiconductors & Semiconductor Equipment - 13.4%
Advanced Micro Devices, Inc. (a)		3,372	675,108
Analog Devices, Inc.		446	158,682
Applied Materials, Inc.		1,366	508,562
Broadcom, Inc.		13,105	4,187,703
Intel Corp. (a)		3,585	163,512
KLA Corp.		170	259,173
Lam Research Corp.		2,985	698,162
Micron Technology, Inc.		2,933	1,209,481
NVIDIA Corp.		39,032	6,916,080
QUALCOMM, Inc.		2,341	333,265
Texas Instruments, Inc.		653	138,508
			15,248,236

Software - 7.7%
Adobe, Inc. (a)		756	198,382
AppLovin Corp. - Class A (a)		220	95,649
Autodesk, Inc. (a)		381	93,676
Cadence Design Systems, Inc. (a)		360	108,504
Intuit, Inc.		391	159,931
Microsoft Corp.		15,311	6,013,242
Oracle Corp.		5,625	817,875
Palantir Technologies, Inc. - Class A (a)		5,941	815,046
Roper Technologies, Inc.		226	79,039
Salesforce, Inc.		1,787	348,090
ServiceNow, Inc. (a)		725	78,307
			8,807,741

Specialty Retail - 3.9%
AutoZone, Inc. (a)		166	623,426
Home Depot, Inc.		2,829	1,077,057
Lowe's Cos., Inc.		2,162	572,001
O'Reilly Automotive, Inc. (a)		6,149	577,268
Ross Stores, Inc.		3,197	657,431
TJX Cos., Inc.		5,768	932,455
			4,439,638

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.		18,363	4,851,137
Western Digital Corp.		757	211,733
			5,062,870

Tobacco - 1.0%
Altria Group, Inc.		6,958	480,380
Philip Morris International, Inc.		3,420	638,959
			1,119,339

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.		1,217	264,198
TOTAL COMMON STOCKS (Cost $98,301,729)			104,778,662

EXCHANGE TRADED FUNDS - 6.2%		Shares	Value
Roundhill Magnificent Seven ETF (b)		115,470	7,084,084
TOTAL EXCHANGE TRADED FUNDS (Cost $7,527,285)			7,084,084

REAL ESTATE INVESTMENT TRUSTS - 1.5%		Shares	Value
Health Care REITs - 0.3%
Welltower, Inc.		1,797	372,195

Industrial REITs - 0.4%
Prologis, Inc.		2,963	422,435

Retail REITs - 0.3%
Simon Property Group, Inc.		1,359	277,032

Specialized REITs - 0.5%
American Tower Corp.		1,369	262,656
Equinix, Inc.		353	343,914
			606,570
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,490,156)			1,678,232

PURCHASED OPTIONS - 0.2% (a)	Notional Amount	Contracts	Value
Put Options - 0.2%
State Street SPDR S&P 500 ETF Trust (c)(d)(e)
Expiration: 03/10/2026; Exercise Price: $652.55	3,910,143	57	6,953
Expiration: 03/10/2026; Exercise Price: $672.33	14,748,785	215	74,182
Expiration: 03/24/2026; Exercise Price: $664.74	18,658,928	272	161,845
TOTAL PURCHASED OPTIONS (Cost $327,001)			242,980

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (f)		173,029	173,029
TOTAL MONEY MARKET FUNDS (Cost $173,029)			173,029

TOTAL INVESTMENTS - 100.1% (Cost $107,819,200)			113,956,987
Liabilities in Excess of Other Assets - (0.1)%			(95,907)
TOTAL NET ASSETS - 100.0%			$113,861,080

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Horizon Core Equity ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.4)%	Notional Amount	Contracts	Value
Put Options - (0.4)%
State Street SPDR S&P 500 ETF Trust (a)(b)
Expiration: 03/10/2026; Exercise Price: $670.84	$(3,910,143)	(57)	$(18,176)
Expiration: 03/10/2026; Exercise Price: $686.93	(14,748,785)	(215)	(154,308)
Expiration: 03/24/2026; Exercise Price: $681.44	(18,658,928)	(272)	(266,764)
TOTAL WRITTEN OPTIONS (Premiums received $517,547)			$(439,248)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Core Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$104,778,662	$–	$–	$104,778,662
Exchange Traded Funds	7,084,084	–	–	7,084,084
Real Estate Investment Trusts	1,678,232	–	–	1,678,232
Purchased Options	–	242,980	–	242,980
Money Market Funds	173,029	–	–	173,029
Total Investments	$113,714,007	$242,980	$–	$113,956,987

Liabilities:
Investments:
Written Options	$–	$(439,248)	$–	$(439,248)
Total Investments	$–	$(439,248)	$–	$(439,248)

Refer to the Schedule of Investments for further disaggregation of investment categories.